UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4175

DREYFUS CASH MANAGEMENT
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/04

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Cash Management
Statement of Investments
10/31/2004 (Unaudited)
	Principal
Negotiable Bank Certificates of Deposit - 34.7%	Amount ($)	Value ($)

Alliance & Leicester PLC (London)
1.64%, 11/15/2004	100,000,000	100,000,000
Banco Bilbao Vizcaya Argentaria S.A. (Yankee)
2.03%, 3/10/2005	200,000,000	200,001,773
Barclays Bank PLC (Yankee)
2.14%, 4/11/2005	500,000,000	500,000,000
Calyon (Yankee)
1.85%, 2/14/2005	25,000,000	250,000,000
Credit Suisse First Boston (Yankee)
1.91%, 11/29/2004	50,000,000	50,000,000
First Tennessee Bank N.A.
1.87%, 12/22/2004	50,000,000	50,000,000
HBOS PLC (London)
1.61% - 2.16%, 11/12/2004 - 4/12/2005	375,000,000	375,003,895
HSBC Bank USA (Yankee)
1.57% - 1.60%, 11/9/2004 - 11/10/2004	190,000,000	190,000,946
KBC Bank N.A. (London)
2.15%, 4/12/2005	125,000,000	125,005,565
Landesbank Baden-Wuerttemberg (Yankee)
1.85% - 2.02%, 2/11/2005 - 3/10/2005	350,000,000	350,017,582
Landesbank Hessen-Thuringen Girozentrale (London)
1.88% - 1.89%, 12/24/2004 - 12/30/2004	256,000,000	255,999,134
Natexis Banques Populaires (Yankee)
1.88%, 12/23/2004	450,000,000	450,000,000
Northern Rock PLC (London)
1.62%, 11/12/2004 - 11/16/2004	300,000,000	300,000,000
Standard Federal Bank
1.20%, 12/27/2004	100,000,000	100,000,000
Toronto-Dominion Bank (Yankee)
2.15%, 4/15/2005	25,000,000	25,000,000
UniCredito Italiano SpA (London)
1.66% - 1.88%, 11/15/2004 - 12/24/2004	400,000,000	400,001,313
UniCredito Italiano SpA (Yankee)
1.59%, 11/10/2004	200,000,000	200,000,000
Total Negotiable Bank Certificates of Deposit
(cost $3,921,030,208)		3,921,030,208

Commercial Paper - 20.0%

Amstel Funding Corp.
1.88%, 12/22/2004	310,346,000 a	309,523,842
Atlantis One Funding Corp.
1.65%, 11/12/2004	50,000,000 a	49,974,944
Bank of America Corp.
1.88%, 12/20/2004	350,000,000	349,109,153
Concord Minutemen Capital Co. LLC
2.17%, 4/7/2005	100,000,000 a	99,062,361
Depfa Bank PLC
1.61% - 2.17%, 11/4/2004 - 4/12/2005	160,000,000	159,407,517
Deutsche Bank Financial LLC
1.84%, 11/1/2004	300,000,000	300,000,000

General Electric Capital Services Inc.
1.58%, 11/2/2004	125,000,000	124,994,549
Greyhawk Funding LLC
1.65%, 11/8/2004	116,000,000 a	115,963,009
Sigma Finance Inc.
1.65%, 11/5/2004	100,000,000 a	99,981,778
Skandinaviska Enskilda Banken AB
1.88%, 12/22/2004	23,000,000	22,939,069
Svenska Handelsbanken Inc.
1.65%, 11/10/2004	175,000,000	174,928,250
UBS Finance Delaware LLC
1.84%, 11/1/2004	300,000,000	300,000,000
Westpac Trust Securities N.Z. Ltd.
2.15%, 4/6/2005	150,000,000	148,615,500
Total Commercial Paper
(cost $2,254,499,972)		2,254,499,972

Corporate Notes - 5.1%

Fifth Third Bancorp
1.92%, 11/23/2005	200,000,000 b	200,000,000
Sigma Finance Inc.
1.82% - 1.83%, 1/26/2005 - 10/17/2005	380,000,000 a,b	379,953,343
Total Corporate Notes
(cost $579,953,343)		579,953,343

Promissory Notes - 3.4%

Goldman Sachs Group Inc.
1.36% - 2.08%, 12/16/2004 - 3/8/2005
(cost $385,000,000)	385,000,000 c	385,000,000

Short Term Bank Notes - 2.2%

Bank of America N.A.
1.82%, 12/8/2004
(cost $250,000,000)	250,000,000 b	250,000,000

U.S. Government Agencies - 11.4%

Federal Home Loan Banks, Floating Rate Notes
1.81%, 7/15/2005 - 4/11/2006	485,000,000 b	484,735,006
Federal Home Loan Banks, Notes
1.42%, 3/11/2005	300,000,000	300,000,000
Federal National Mortgage Association, Floating Rate Notes
1.78%, 1/10/2005	200,000,000 b	199,980,825
Federal National Mortgage Association, Notes
1.35% - 1.37%, 2/11/2005 - 2/25/2005	300,000,000	300,000,000
Total U.S. Government Agencies
(cost $1,284,715,831)		1,284,715,831

Time Deposits - 24.9%

AmSouth Bancorp (Grand Cayman)
1.86%, 11/1/2004	200,000,000	200,000,000
Chase Manhattan Bank USA (Grand Cayman)
1.84%, 11/1/2004	300,000,000	300,000,000
Fortis Bank (Grand Cayman)
1.84%, 11/1/2004	300,000,000	300,000,000
Manufacturers & Traders Trust Co. (Grand Cayman)
1.84%, 11/1/2004	300,000,000	300,000,000
Nordea Bank Finland PLC (Grand Cayman)
1.84%, 11/1/2004	300,000,000	300,000,000

PNC Bank N.A. (Grand Cayman)
1.84%, 11/1/2004	400,000,000	400,000,000
Societe Generale (Grand Cayman)
1.85%, 11/1/2004	300,000,000	300,000,000
South Trust Bank (Grand Cayman)
1.78%, 11/1/2004	250,000,000	250,000,000
State Street Bank & Trust Co. (Grand Cayman)
1.70%, 11/1/2004	261,000,000	261,000,000
Svenska Handelsbanken (Grand Cayman)
1.85%, 11/1/2004	200,000,000	200,000,000
Total Time Deposits
(cost $2,811,000,000)		2,811,000,000

Total Investments (cost $11,486,199,354)	101.7%	11,486,199,354

Liabilities, Less Cash and Receivables	(1.7%)	(198,152,276)

Net Assets	100.0%	11,288,047,078

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, these securities amounted to $1,054,459,277 representing 9.3 % of net assets.These securities have been determined to be liquid by the Fund's Board.
b	Variable interest rate - subject to periodic change.
c	These notes were acquired for investment, and not with the intent to distribute or sell. These securities were acquired from 1/21/2004 to 9/8/2004 at a cost of $385,000,000. At October 31, 2004 the aggregate value of these securities was $385,000,000 representing approximately 3.4% of net assets and are valued at amortized cost.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CASH MANAGEMENT
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	December 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	December 15, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	December 15, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)